Stockholders' Equity (Common Stock) (Detail Textuals 1) (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	1 Months Ended	3 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Mar. 31, 2014 Director	Apr. 30, 2014 Consultants	Mar. 31, 2014 Consultants	Mar. 31, 2014 Employees and board members	Mar. 31, 2014 2012 compromise and release agreement	Sep. 30, 2012 Novosom	Jun. 30, 2014 Novosom	Dec. 31, 2013 Novosom
Stockholders Equity Note [Line Items]
Number of voting right		One vote	one vote
Value of shares issued to landlord	$ 1.5
Fair value of shares to be issued				1.90	0.65
Description of consideration for sub-licensed lipid-delivery technology												As part of the asset purchase agreement that we entered into with Novosom in July 2010, we are obligated to pay Novosom 30% of any payments received by us for sub-licensed SMARTICLES® technology. The consideration is payable in a combination of cash (no more than 50% of total due) and common stock (between 50% and 100% of total due), at our discretion.	As part of the Novosom agreement we are obligated to pay Novosom 30% of any payments received by us for sub-licensed lipid-delivery technology. The consideration is payable in a combination of cash (no more than 50% of total due) and common stock (between 50% and 100% of total due), at our discretion.
Shares issued as consideration for sub-licensed lipid-delivery technology						0.08	0.03	0.03	2.70		0.34	0.96
Value of shares issued for services						0.03	0.03	0.01	1.00			1.50
Number of share issued to vendor										0.1
Value of share issued to vendor										$ 0.1